Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 25, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to First PEO(1)(2)	Compensation Actually Paid to Second PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($ Thousands)	Adjusted EBITDA ($ Thousands)
							Total Shareholder Return	Peer Group Total Shareholder Return(5)
2024	$4,092,116	N/A	$1,213,158	N/A	$1,243,731	$524,539	$63	$131	($6,700)	$238,200
2023	$4,669,022(6)	N/A	$4,385,674	N/A	$1,553,253	$1,574,071	$80	$129	$71,200	$259,900
2022	$8,958,314	$4,378,660	($306,892)	$3,755,039	$2,232,721	$1,293,593	$73	$113	$69,800	$276,800
2021	$8,953,055	N/A	$7,292,777	N/A	$2,421,693	$2,056,217	$84	$134	$1,800	$227,600
2020	$5,580,953	N/A	$5,124,015	N/A	$1,926,164	$1,748,569	$95	$115	$54,300	$192,600

(1)
The Principal Executive Officer (“PEO”) for 2023 and 2024 was Kurt J. Bitting, Chief Executive Officer and he is referenced as the “First PEO” for 2023 and 2024 in the charts in this section. The PEO for 2020, 2021, and 2022 was Belgacem Chariag, former Chairman, President, and Chief Executive Officer (whose employment was terminated without cause by the Board on April 25, 2022), and he is referenced as the “First PEO” for 2020, 2021 and 2022 in the charts in this section. Mr. Bitting became our Chief Executive Officer effective April 25, 2022 and is referenced as the “Second PEO” for 2022 in the charts in this section.

(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)	The non-PEO NEOs for 2020 through 2024 and their respective titles during such year were as follows:

2020	2021	2022	2023	2024
Michael Crews, Executive Vice President and Chief Financial Officer	Thomas Schneberger, Vice President and President — Catalyst Technologies	Michael Feehan, Vice President and Chief Financial Officer	Michael Feehan, Vice President and Chief Financial Officer	Michael Feehan, Vice President and Chief Financial Officer
Ray Kolberg, Vice President and President — Catalysts	Kurt Bitting, Vice President and President — Ecoservices	Joseph S. Koscinski, Vice President, General Counsel and Secretary	Joseph S. Koscinski, Chief Administrative Officer, Vice President, General Counsel and Secretary	Joseph S. Koscinski, Chief Administrative Officer, Vice President, General Counsel and Secretary
Joseph S. Koscinski, Vice President, General Counsel and Secretary	Michael Feehan, Vice President and Chief Financial Officer	George L. Vann, Jr., Vice President and President — Ecoservices	George L. Vann, Jr., Vice President and President — Ecoservices	George L. Vann, Jr., Vice President and President — Ecoservices
Albert F. Beninati, Jr., Vice President and President — Performance Chemicals	Joseph S. Koscinski, Vice President, General Counsel and Secretary	Paul Whittleston, Vice President — Strategy and Business Development	Paul Whittleston, Vice President and President — Catalyst Technologies	Paul Whittleston, Vice President and President — Advanced Materials and Catalysts
Scott Randolph, Vice President and President — Performance Materials	Albert F. Beninati, Jr., Vice President and President — Performance Chemicals	Thomas Schneberger, President of Ecovyst and President — Catalyst Technologies
Michael Crews, Executive Vice President and Chief Financial Officer

(4)
For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day before fiscal year 2020, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated. TSR and peer group TSR has been calculated based on a fixed investment of one hundred dollars at the beginning of the measurement point. TSR Values for 2022, 2021 and 2020 have been revised from those shown in the first Pay-Versus-Performance table in our Definitive Proxy Statement filed in 2023 to reflect a correction in the calculation of TSR.

(5)
The peer group for 2024 used in this calculation is defined as the “2024 Compensation Peer Group” on page 37. The only adjustment to the peer group for 2024 approved in October 2023 was the removal of GCP Applied Technologies following their acquisition. The returns of each issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.

(6)	The amount reflects a revision from the figure published in last year's proxy statement which was shown as $5,292,498 due to an inadvertent calculation error.

Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards and Option Awards for First PEO	Inclusion of Equity Values for First PEO	Compensation Actually Paid to First PEO(1)
	(a)	(b)	(c)	(d)
2024	$4,092,116	($2,761,375)	($117,583)	$1,213,158
2023	$4,669,022	($3,481,553)(1)	$3,198,205	$4,385,674
2022	$8,958,314	($5,869,774)	($3,395,432)	($306,892)
2021	$8,953,055	($6,000,007)	$4,339,729	$7,292,777
2020	$5,580,953	($3,999,998)	$3,543,060	$5,124,015

(1)	This amount reflects a revision from the figure published in last year’s proxy statement which was shown as $4,105,028 due to an inadvertent calculation error

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards and Option Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO(1)
	(a)	(b)	(c)	(d)
2022	$4,378,660	($2,670,440)	$2,046,819	$3,755,039

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)
2024	$1,243,731	($616,794)	($102,398)	$524,539
2023	$1,553,253	($983,040)	$1,003,858	$1,574,071
2022	$2,232,721	($1,498,620)	$559,493	$1,293,593
2021	$2,421,693	($1,333,333)	$967,858	$2,056,217
2020	$1,926,164	($930,005)	$752,409	$1,748,569

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) = (d). Instances in which the figure in column (d) does not align with the total sum of columns (a), (b) and (c) is the result of rounding the other columns to the nearest whole dollar.

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for First PEO	Total Inclusion of Equity Values for First PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$1,449,715	($1,317,798)	—	($38,816)	($210,685)	—	($117,583)
2023	$3,046,036	($119,368)	—	$433,439	($161,902)	—	$3,198,205
2022	$52,192	($254,446)	—	$34,177	($3,227,355)	—	($3,395,432)
2021	$5,150,840	($858,578)	—	$47,466	—	—	$4,339,729
2020	$4,202,039	($196,873)	—	($462,107)	—	—	$3,543,060

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO	Total Inclusion of Equity Values for Second PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$2,199,740	($159,076)	—	$6,156	—	—	$2,046,819

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Non-PEO NEOs	Average Total Inclusion of Equity Values for Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$338,619	($334,200)	—	($17,275)	($89,542)	—	($102,398)
2023	$883,892	($31,121)	—	$201,003	($49,916)	—	$1,003,858
2022	$811,571	($51,158)	—	$840	($201,761)	—	$559,493
2021	$1,109,321	($148,209)	—	$6,746	—	—	$967,858
2020	$969,619	($42,613)	—	($174,596)	—	—	$752,409

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g). Instances in which the figure in column (g) does not align with the total sum of columns (a), (b), (c), (d), (e) and (f) is the result of rounding the other columns to the nearest whole number.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) for 2023 and 2024 was Kurt J. Bitting, Chief Executive Officer and he is referenced as the “First PEO” for 2023 and 2024 in the charts in this section. The PEO for 2020, 2021, and 2022 was Belgacem Chariag, former Chairman, President, and Chief Executive Officer (whose employment was terminated without cause by the Board on April 25, 2022), and he is referenced as the “First PEO” for 2020, 2021 and 2022 in the charts in this section. Mr. Bitting became our Chief Executive Officer effective April 25, 2022 and is referenced as the “Second PEO” for 2022 in the charts in this section.

(3)	The non-PEO NEOs for 2020 through 2024 and their respective titles during such year were as follows:

2020	2021	2022	2023	2024
Michael Crews, Executive Vice President and Chief Financial Officer	Thomas Schneberger, Vice President and President — Catalyst Technologies	Michael Feehan, Vice President and Chief Financial Officer	Michael Feehan, Vice President and Chief Financial Officer	Michael Feehan, Vice President and Chief Financial Officer
Ray Kolberg, Vice President and President — Catalysts	Kurt Bitting, Vice President and President — Ecoservices	Joseph S. Koscinski, Vice President, General Counsel and Secretary	Joseph S. Koscinski, Chief Administrative Officer, Vice President, General Counsel and Secretary	Joseph S. Koscinski, Chief Administrative Officer, Vice President, General Counsel and Secretary
Joseph S. Koscinski, Vice President, General Counsel and Secretary	Michael Feehan, Vice President and Chief Financial Officer	George L. Vann, Jr., Vice President and President — Ecoservices	George L. Vann, Jr., Vice President and President — Ecoservices	George L. Vann, Jr., Vice President and President — Ecoservices
Albert F. Beninati, Jr., Vice President and President — Performance Chemicals	Joseph S. Koscinski, Vice President, General Counsel and Secretary	Paul Whittleston, Vice President — Strategy and Business Development	Paul Whittleston, Vice President and President — Catalyst Technologies	Paul Whittleston, Vice President and President — Advanced Materials and Catalysts
Scott Randolph, Vice President and President — Performance Materials	Albert F. Beninati, Jr., Vice President and President — Performance Chemicals	Thomas Schneberger, President of Ecovyst and President — Catalyst Technologies
Michael Crews, Executive Vice President and Chief Financial Officer

Peer Group Issuers, Footnote
(5)
The peer group for 2024 used in this calculation is defined as the “2024 Compensation Peer Group” on page 37. The only adjustment to the peer group for 2024 approved in October 2023 was the removal of GCP Applied Technologies following their acquisition. The returns of each issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.

Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards and Option Awards for First PEO	Inclusion of Equity Values for First PEO	Compensation Actually Paid to First PEO(1)
	(a)	(b)	(c)	(d)
2024	$4,092,116	($2,761,375)	($117,583)	$1,213,158
2023	$4,669,022	($3,481,553)(1)	$3,198,205	$4,385,674
2022	$8,958,314	($5,869,774)	($3,395,432)	($306,892)
2021	$8,953,055	($6,000,007)	$4,339,729	$7,292,777
2020	$5,580,953	($3,999,998)	$3,543,060	$5,124,015

(1)	This amount reflects a revision from the figure published in last year’s proxy statement which was shown as $4,105,028 due to an inadvertent calculation error

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards and Option Awards for Second PEO	Inclusion of Equity Values for Second PEO	Compensation Actually Paid to Second PEO(1)
	(a)	(b)	(c)	(d)
2022	$4,378,660	($2,670,440)	$2,046,819	$3,755,039

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) = (d). Instances in which the figure in column (d) does not align with the total sum of columns (a), (b) and (c) is the result of rounding the other columns to the nearest whole dollar.

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for First PEO	Total Inclusion of Equity Values for First PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$1,449,715	($1,317,798)	—	($38,816)	($210,685)	—	($117,583)
2023	$3,046,036	($119,368)	—	$433,439	($161,902)	—	$3,198,205
2022	$52,192	($254,446)	—	$34,177	($3,227,355)	—	($3,395,432)
2021	$5,150,840	($858,578)	—	$47,466	—	—	$4,339,729
2020	$4,202,039	($196,873)	—	($462,107)	—	—	$3,543,060

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO	Total Inclusion of Equity Values for Second PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$2,199,740	($159,076)	—	$6,156	—	—	$2,046,819

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g). Instances in which the figure in column (g) does not align with the total sum of columns (a), (b), (c), (d), (e) and (f) is the result of rounding the other columns to the nearest whole number.

Non-PEO NEO Average Total Compensation Amount			$ 1,243,731	$ 1,553,253	$ 2,232,721	$ 2,421,693	$ 1,926,164
Non-PEO NEO Average Compensation Actually Paid Amount			$ 524,539	1,574,071	1,293,593	2,056,217	1,748,569
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)
2024	$1,243,731	($616,794)	($102,398)	$524,539
2023	$1,553,253	($983,040)	$1,003,858	$1,574,071
2022	$2,232,721	($1,498,620)	$559,493	$1,293,593
2021	$2,421,693	($1,333,333)	$967,858	$2,056,217
2020	$1,926,164	($930,005)	$752,409	$1,748,569

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) = (d). Instances in which the figure in column (d) does not align with the total sum of columns (a), (b) and (c) is the result of rounding the other columns to the nearest whole dollar.

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Non-PEO NEOs	Average Total Inclusion of Equity Values for Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$338,619	($334,200)	—	($17,275)	($89,542)	—	($102,398)
2023	$883,892	($31,121)	—	$201,003	($49,916)	—	$1,003,858
2022	$811,571	($51,158)	—	$840	($201,761)	—	$559,493
2021	$1,109,321	($148,209)	—	$6,746	—	—	$967,858
2020	$969,619	($42,613)	—	($174,596)	—	—	$752,409

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g). Instances in which the figure in column (g) does not align with the total sum of columns (a), (b), (c), (d), (e) and (f) is the result of rounding the other columns to the nearest whole number.

Compensation Actually Paid vs. Total Shareholder Return			* Assumes $100 invested at market close of December 31, 2019 in stock or index, including reinvestment of dividends.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group			* Assumes $100 invested at market close of December 31, 2019 in stock or index, including reinvestment of dividends.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance.

Financial Performance Measures
Adjusted EBITDA	Adjusted Free Cash Flow	TSR

Total Shareholder Return Amount			$ 63	80	73	84	95
Peer Group Total Shareholder Return Amount			$ 131	$ 129	$ 113	$ 134	$ 115
Company Selected Measure Amount			238,200,000	259,900,000	276,800,000	227,600,000	192,600,000
PEO Name	Belgacem Chariag	Kurt J. Bitting	Kurt J. Bitting	Kurt J. Bitting		Belgacem Chariag	Belgacem Chariag
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for First PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for First PEO	Total Inclusion of Equity Values for First PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$1,449,715	($1,317,798)	—	($38,816)	($210,685)	—	($117,583)
2023	$3,046,036	($119,368)	—	$433,439	($161,902)	—	$3,198,205
2022	$52,192	($254,446)	—	$34,177	($3,227,355)	—	($3,395,432)
2021	$5,150,840	($858,578)	—	$47,466	—	—	$4,339,729
2020	$4,202,039	($196,873)	—	($462,107)	—	—	$3,543,060

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Second PEO	Total Inclusion of Equity Values for Second PEO(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2022	$2,199,740	($159,076)	—	$6,156	—	—	$2,046,819

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included for Non-PEO NEOs	Average Total Inclusion of Equity Values for Non-PEO NEOs(1)
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$338,619	($334,200)	—	($17,275)	($89,542)	—	($102,398)
2023	$883,892	($31,121)	—	$201,003	($49,916)	—	$1,003,858
2022	$811,571	($51,158)	—	$840	($201,761)	—	$559,493
2021	$1,109,321	($148,209)	—	$6,746	—	—	$967,858
2020	$969,619	($42,613)	—	($174,596)	—	—	$752,409

(1)
The calculation used for Compensation Actually Paid is columns (a) + (b) + (c) + (d) + (e) + (f) = (g). Instances in which the figure in column (g) does not align with the total sum of columns (a), (b), (c), (d), (e) and (f) is the result of rounding the other columns to the nearest whole number.

Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest			$ (6,700,000)	$ 71,200,000	$ 69,800,000	$ 1,800,000	$ 54,300,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			TSR
Kurt J. Bitting [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,092,116	4,669,022	4,378,660
PEO Actually Paid Compensation Amount			1,213,158	4,385,674	3,755,039
Belgacem Chariag [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,958,314	8,953,055	5,580,953
PEO Actually Paid Compensation Amount					(306,892)	7,292,777	5,124,015
PEO [Member] | Kurt J. Bitting [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Fair Value of Equity Award Prior Period Before Revision Amount				5,292,498
PEO [Member] | Kurt J. Bitting [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,761,375)	(3,481,553)	(2,670,440)
Adjustment To Compensation Fair Value of Equity Award Prior Period Before Revision Amount				(4,105,028)
PEO [Member] | Kurt J. Bitting [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(117,583)	3,198,205	2,046,819
PEO [Member] | Kurt J. Bitting [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,449,715	3,046,036	2,199,740
PEO [Member] | Kurt J. Bitting [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,317,798)	(119,368)	(159,076)
PEO [Member] | Kurt J. Bitting [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO [Member] | Kurt J. Bitting [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(38,816)	433,439	6,156
PEO [Member] | Kurt J. Bitting [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(210,685)	(161,902)	0
PEO [Member] | Kurt J. Bitting [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO [Member] | Belgacem Chariag [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,869,774)	(6,000,007)	(3,999,998)
PEO [Member] | Belgacem Chariag [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,395,432)	4,339,729	3,543,060
PEO [Member] | Belgacem Chariag [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					52,192	5,150,840	4,202,039
PEO [Member] | Belgacem Chariag [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(254,446)	(858,578)	(196,873)
PEO [Member] | Belgacem Chariag [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO [Member] | Belgacem Chariag [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					34,177	47,466	(462,107)
PEO [Member] | Belgacem Chariag [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,227,355)	0	0
PEO [Member] | Belgacem Chariag [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(616,794)	(983,040)	(1,498,620)	(1,333,333)	(930,005)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(102,398)	1,003,858	559,493	967,858	752,409
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			338,619	883,892	811,571	1,109,321	969,619
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(334,200)	(31,121)	(51,158)	(148,209)	(42,613)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,275)	201,003	840	6,746	(174,596)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(89,542)	(49,916)	(201,761)	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0